Business combinations - Acquisition Related Costs (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Business Agility Consulting BAC
Disclosure of detailed information about business combination [line items]
Acquisition related costs		£ 379
Legal and professional fees | DEK Corporation Pty Ltd
Disclosure of detailed information about business combination [line items]
Acquisition related costs	£ 895
Legal and professional fees | Mudbath & Co Pty Ltd
Disclosure of detailed information about business combination [line items]
Acquisition related costs	277
Legal and professional fees | Lexicon
Disclosure of detailed information about business combination [line items]
Acquisition related costs	£ 770
Legal and professional fees | Business Agility Consulting BAC
Disclosure of detailed information about business combination [line items]
Acquisition related costs		292
Legal and professional fees | Levvel LLC
Disclosure of detailed information about business combination [line items]
Acquisition related costs			£ 1,074
Legal and professional fees | Endava d.o.o
Disclosure of detailed information about business combination [line items]
Acquisition related costs			716
Legal and professional fees | Comtrade CDS
Disclosure of detailed information about business combination [line items]
Acquisition related costs			£ 1,550
Stamp duty | Business Agility Consulting BAC
Disclosure of detailed information about business combination [line items]
Acquisition related costs		£ 87